Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	74.10%	66.40%	82.60%
VIEs account on total assets	26.30%	25.10%
VIEs account on total liabilities	37.00%	72.20%
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")
Variable Interest Entity [Line Items]
Equity interest held	20.00%	20.00%